UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12626 High Bluff Drive, Suite 540
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew H. Wilbur, CFA
Title:     Chief Financial Officer
Phone:     858.259.4990

Signature, Place, and Date of Signing:

      /s/ Andrew H. Wilbur     San Diego, CA     January 09, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $7,179 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      211     2500 SH       SOLE                     2500        0        0
AMAZON COM INC                 COM              023135106      695     7500 SH       SOLE                     7500        0        0
AMERICAN EXPRESS CO            COM              025816109      208     4000 SH       SOLE                     4000        0        0
ANNTAYLOR STORES CORP          COM              036115103      204     8000 SH       SOLE                     8000        0        0
BIG LOTS INC                   COM              089302103      200    12500 SH       SOLE                    12500        0        0
BRIGHTPOINT INC                COM NEW          109473405      200    13000 SH       SOLE                    13000        0        0
CITIGROUP INC                  COM              172967101      206     7000 SH       SOLE                     7000        0        0
COLONIAL BANCGROUP INC         COM              195493309      271    20000 SH       SOLE                    20000        0        0
E M C CORP MASS                COM              268648102      204    11000 SH       SOLE                    11000        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109      207     5500 SH       SOLE                     5500        0        0
EVERGREEN SOLAR INC            COM              30033R108      199    11500 SH       SOLE                    11500        0        0
GENERAL GROWTH PPTYS INC       COM              370021107      206     5000 SH       SOLE                     5000        0        0
JONES APPAREL GROUP INC        COM              480074103      200    12500 SH       SOLE                    12500        0        0
KELLOGG CO                     COM              487836108      210     4000 SH       SOLE                     4000        0        0
KROGER CO                      COM              501044101      200     7500 SH       SOLE                     7500        0        0
LIZ CLAIBORNE INC              COM              539320101      204    10000 SH       SOLE                    10000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105      196    14000 SH       SOLE                    14000        0        0
MGM MIRAGE                     COM              552953101      462     5500 SH       SOLE                     5500        0        0
NATIONAL CITY CORP             COM              635405103      198    12000 SH       SOLE                    12000        0        0
OFFICE DEPOT INC               COM              676220106      209    15000 SH       SOLE                    15000        0        0
SCHERING PLOUGH CORP           COM              806605101      200     7500 SH       SOLE                     7500        0        0
SOUTHERN COPPER CORP           COM              84265V105      210     2000 SH       SOLE                     2000        0        0
SOUTHWEST AIRLS CO             COM              844741108      195    16000 SH       SOLE                    16000        0        0
ST JUDE MED INC                COM              790849103      203     5000 SH       SOLE                     5000        0        0
STARBUCKS CORP                 COM              855244109      307    15000 SH       SOLE                    15000        0        0
TEMPLE INLAND INC              COM              879868107      209    10000 SH       SOLE                    10000        0        0
UNITED RENTALS INC             COM              911363109      202    11000 SH       SOLE                    11000        0        0
URS CORP NEW                   COM              903236107      217     4000 SH       SOLE                     4000        0        0
WASHINGTON MUT INC             COM              939322103      197    14500 SH       SOLE                    14500        0        0
RAINMAKER SYS INC              WTS EXP2/20/09   009394416        0    66660 SH       SOLE                    66660        0        0
YAHOO INC                      COM              984332106      349    15000 SH       SOLE                    15000        0        0